IFRS 7 Disclosure (Tables)	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Portfolio Market Risk Measures

TABLE 29:  PORTFOLIO MARKET RISK MEASURES

(millions of Canadian dollars)	For the three months ended
	January 31 2021					October 31 2020	January 31 2020
	As at	Average	High		Low	Average	Average
Interest rate risk	$19.3	$21.2	$25.6		$14.8	$18.5	$13.8
Credit spread risk	28.3	24.6	37.2		16.2	34.6	9.5
Equity risk	10.2	10.1	12.1		8.1	9.1	6.9
Foreign exchange risk	2.0	3.0	5.3		1.2	2.3	4.4
Commodity risk	5.3	6.3	9.4		4.1	5.1	2.0
Idiosyncratic debt specific risk	26.7	30.8	41.9		24.2	45.5	14.5
Diversification effect[1]	(60.8)	(62.2)	n/m	[2]	n/m	(67.5)	(31.6)
Total Value-at-Risk (one-day)	31.0	33.8	44.7		27.2	47.6	19.5
Stressed Value-at-Risk (one-day)	29.3	33.4	40.4		28.7	42.8	44.9
Incremental Risk Capital Charge (one-year)	$320.9	$356.6	$421.6		$311.4	$355.9	$209.8

[1]	The aggregate VaR is less than the sum of the VaR of the different risk types due to risk offsets resulting from portfolio diversification.
[2]	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Structural Interest Rate Sensitivity Measures

TABLE 30:  STRUCTURAL INTEREST RATE SENSITIVITY MEASURES

(millions of Canadian dollars)									As at
	January 31, 2021						October 31, 2020		January 31, 2020
	EVE Sensitivity			NII[1] Sensitivity			EVE Sensitivity	NII Sensitivity	EVE Sensitivity	NII Sensitivity
	Canada	U.S.	Total	Canada	U.S.	Total	Total	Total	Total	Total
Before-tax impact of
100 bps increase in rates	$12	$(1,637)	$(1,625)	$1,174	$1,125	$2,299	$(1,876)	$1,926	$(2,021)	$909

100 bps decrease in rates	(259)	402	143	(529)	(405)	(934)	277	(872)	803	(1,282)

[1]	Represents the twelve-month net interest income (NII) exposure to an immediate and sustained shock in rates.

Summary of Liquid Assets by Type and Currency

TABLE 31:  SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY[1,2]

(millions of Canadian dollars, except as noted)						As at
	Bank-owned liquid assets	Securities received as collateral from securities financing and derivative transactions	Total liquid assets	% of total	Encumbered liquid assets	Unencumbered liquid assets
		January 31, 2021
Cash and central bank reserves	$104,154	$–	$104,154	12%	$2,250	$101,904
Canadian government obligations	32,259	81,788	114,047	13	77,941	36,106
National Housing Act Mortgage-Backed Securities (NHA MBS)	27,431	13	27,444	3	2,309	25,135
Provincial government obligations	20,423	24,555	44,978	5	32,389	12,589
Corporate issuer obligations	8,874	3,085	11,959	1	2,551	9,408
Equities	12,799	3,272	16,071	1	9,949	6,122

Other marketable securities and/or loans	4,514	351	4,865	1	2,316	2,549
Total Canadian dollar-denominated	210,454	113,064	323,518	36	129,705	193,813
Cash and central bank reserves	109,869	–	109,869	12	24	109,845
U.S. government obligations	57,623	52,352	109,975	12	56,102	53,873
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	72,231	6,005	78,236	9	18,007	60,229
Other sovereign obligations	60,604	54,957	115,561	13	52,763	62,798
Corporate issuer obligations	72,124	2,697	74,821	8	8,949	65,872
Equities	46,038	37,652	83,690	9	33,903	49,787

Other marketable securities and/or loans	7,597	39	7,636	1	293	7,343
Total non-Canadian dollar-denominated	426,086	153,702	579,788	64	170,041	409,747
Total	$636,540	$266,766	$903,306	100%	$299,746	$603,560

		October 31, 2020
Cash and central bank reserves	$94,640	$–	$94,640	11%	$1,689	$92,951
Canadian government obligations	39,008	83,258	122,266	14	80,934	41,332
NHA MBS	30,763	23	30,786	3	2,294	28,492
Provincial government obligations	18,862	24,141	43,003	5	32,812	10,191
Corporate issuer obligations	11,310	2,841	14,151	1	2,331	11,820
Equities	13,146	2,618	15,764	2	8,248	7,516

Other marketable securities and/or loans	4,137	300	4,437	1	2,178	2,259
Total Canadian dollar-denominated	211,866	113,181	325,047	37	130,486	194,561
Cash and central bank reserves	68,783	–	68,783	8	51	68,732
U.S. government obligations	82,701	53,755	136,456	15	53,585	82,871
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	74,131	9,566	83,697	9	21,495	62,202
Other sovereign obligations	56,533	55,432	111,965	13	49,546	62,419
Corporate issuer obligations	77,319	2,108	79,427	9	8,297	71,130
Equities	29,758	38,684	68,442	8	36,716	31,726

Other marketable securities and/or loans	7,457	17	7,474	1	225	7,249
Total non-Canadian dollar-denominated	396,682	159,562	556,244	63	169,915	386,329
Total	$608,548	$272,743	$881,291	100%	$300,401	$580,890

[1]	Positions stated include gross asset values pertaining to securities financing transactions.
[2]	Liquid assets include collateral received that can be re-hypothecated or otherwise redeployed.

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches

TABLE 32:  SUMMARY OF UNENCUMBERED LIQUID ASSETS BY BANK, SUBSIDIARIES, AND BRANCHES

(millions of Canadian dollars)		As at
	January 31 2021	October 31 2020
The Toronto-Dominion Bank (Parent)	$234,859	$230,369
Bank subsidiaries	347,640	334,308

Foreign branches	21,061	16,213
Total	$603,560	$580,890

Summary of Deposit Funding

TABLE 40:  SUMMARY OF DEPOSIT FUNDING

(millions of Canadian dollars)		As at
	January 31 2021	October 31 2020
P&C deposits – Canadian Retail	$486,590	$471,543
P&C deposits – U.S. Retail	475,738	477,738
Total	$962,328	$949,281

Summary of Remaining Contractual Maturity

TABLE 43:  REMAINING CONTRACTUAL MATURITY

(millions of Canadian dollars)	As at

	January 31, 2021
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$6,242	$8	$–	$–	$–	$–	$–	$–	$–	$6,250
Interest-bearing deposits with banks	213,332	766	84	–	–	–	–	–	2,924	217,106
Trading loans, securities, and other[1]	1,310	4,858	5,315	2,604	5,160	12,527	27,017	24,468	73,092	156,351
Non-trading financial assets at fair value through profit or loss	65	531	1,990	100	223	1,200	1,563	1,182	836	7,690
Derivatives	5,810	6,709	4,282	3,098	2,473	6,596	10,889	13,739	–	53,596
Financial assets designated at fair value through profit or loss	103	816	279	138	188	472	1,628	633	–	4,257
Financial assets at fair value through other comprehensive income	1,087	7,156	6,926	4,698	8,534	16,873	22,674	26,600	3,742	98,290
Debt securities at amortized cost, net of allowance for credit losses	10,992	9,728	7,711	5,361	3,646	13,846	61,947	96,977	(2)	210,206
Securities purchased under reverse repurchase agreements[2]	90,430	36,692	18,114	5,696	4,667	99	402	76	–	156,176
Loans
Residential mortgages	1,450	4,034	6,436	9,493	7,104	36,514	147,913	40,924	–	253,868
Consumer instalment and other personal	844	1,886	3,272	3,552	2,946	13,991	72,911	27,212	58,336	184,950
Credit card	–	–	–	–	–	–	–	–	30,740	30,740

Business and government	23,356	5,721	10,974	9,112	6,679	34,344	66,862	64,162	23,160	244,370

Total loans	25,650	11,641	20,682	22,157	16,729	84,849	287,686	132,298	112,236	713,928

Allowance for loan losses	–	–	–	–	–	–	–	–	(7,932)	(7,932)

Loans, net of allowance for loan losses	25,650	11,641	20,682	22,157	16,729	84,849	287,686	132,298	104,304	705,996
Customers’ liability under acceptances	16,633	2,023	104	–	–	–	–	–	–	18,760
Investment in Schwab	–	–	–	–	–	–	–	–	11,740	11,740
Goodwill[3]	–	–	–	–	–	–	–	–	16,540	16,540
Other intangibles[3]	–	–	–	–	–	–	–	–	1,999	1,999
Land, buildings, equipment, and other depreciable assets[3]	–	3	3	3	1	27	320	4,184	5,199	9,740
Deferred tax assets	–	–	–	–	–	–	–	–	2,229	2,229
Amounts receivable from brokers, dealers, and clients	41,251	–	–	–	–	–	–	–	–	41,251

Other assets	4,294	2,647	413	193	200	73	108	74	9,416	17,418
Total assets	$417,199	$83,578	$65,903	$44,048	$41,821	$136,562	$414,234	$300,231	$232,019	$1,735,595

Liabilities
Trading deposits	$11,943	$15,017	$5,851	$1,542	$4,618	$3,398	$3,552	$1,233	$–	$47,154
Derivatives	6,911	6,652	3,701	3,082	2,513	6,238	11,932	15,698	–	56,727
Securitization liabilities at fair value	–	243	650	344	654	3,055	6,299	2,374	–	13,619
Financial liabilities designated at fair value through profit or loss	8,010	17,566	17,271	5,454	773	–	4	9	–	49,087
Deposits[4,5]
Personal	6,201	8,930	10,433	7,108	6,990	9,909	7,374	27	578,261	635,233
Banks	7,459	1,814	514	28	27	2	3	4	13,143	22,994

Business and government	36,160	26,300	17,096	7,182	6,407	17,658	49,522	3,349	317,295	480,969

Total deposits	49,820	37,044	28,043	14,318	13,424	27,569	56,899	3,380	908,699	1,139,196
Acceptances	16,633	2,023	104	–	–	–	–	–	–	18,760
Obligations related to securities sold short[1]	3,151	1,020	1,398	371	339	5,309	14,209	14,716	1,255	41,768
Obligations related to securities sold under repurchase agreements[2]	128,366	32,421	4,751	5,066	640	4,424	4	–	–	175,672
Securitization liabilities at amortized cost	–	228	419	404	340	1,899	8,909	3,017	–	15,216
Amounts payable to brokers, dealers, and clients	37,105	–	–	–	–	–	–	–	–	37,105
Insurance-related liabilities	340	374	367	294	296	984	1,710	968	2,271	7,604
Other liabilities	7,971	2,388	499	891	1,021	910	1,659	5,263	6,277	26,879

Subordinated notes and debentures	–	–	–	–	–	–	200	11,183	–	11,383

Equity	–	–	–	–	–	–	–	–	95,425	95,425
Total liabilities and equity	$270,250	$114,976	$63,054	$31,766	$24,618	$53,786	$105,377	$57,841	$1,013,927	$1,735,595
Off-balance sheet commitments
Credit and liquidity commitments[6,7]	$17,016	$27,605	$29,400	$14,023	$19,403	$42,212	$103,818	$4,180	$1,256	$258,913
Other commitments[8]	52	119	197	171	232	619	825	523	–	2,738

Unconsolidated structured entity commitments	–	689	480	1,812	207	–	–	–	–	3,188
Total off-balance sheet commitments	$17,068	$28,413	$30,077	$16,006	$19,842	$42,831	$104,643	$4,703	$1,256	$264,839

[1]	Amount has been recorded according to the remaining contractual maturity of the underlying security.
[2]	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
[3]	Certain non-financial assets have been recorded as having ‘no specific maturity’.
[4]	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
[5]

Includes $39 billion of covered bonds with remaining contractual maturities of $3 billion in ‘over 1 months to 3 months’, $5 billion in ‘over 3 months to 6 months’, $4 billion in ‘over 6 months to 9 months’, $3 billion in ‘over 9 months to 1 year’, $9 billion in ‘over 1 to 2 years’, $13 billion in ‘over 2 to 5 years’, and $2 billion in ‘over 5 years’.

[6]	Includes $295 million in commitments to extend credit to private equity investments.
[7]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
[8]	Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.

TABLE 43: REMAINING CONTRACTUAL MATURITY (continued)

(millions of Canadian dollars)	As at
	October 31, 2020

	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$6,437	$8	$–	$–	$–	$–	$–	$–	$–	$6,445
Interest-bearing deposits with banks	161,326	656	–	–	–	–	–	–	2,167	164,149
Trading loans, securities, and other[1]	4,363	6,920	7,866	6,913	3,867	9,732	23,624	27,554	57,479	148,318
Non-trading financial assets at fair value through profit or loss	80	–	600	2,271	69	1,430	1,425	1,879	794	8,548
Derivatives	5,299	7,167	4,554	2,810	2,525	6,314	10,004	15,569	–	54,242
Financial assets designated at fair value through profit or loss	820	183	631	234	107	930	1,253	581	–	4,739
Financial assets at fair value through other comprehensive income	2,501	2,799	8,490	6,101	4,886	25,305	23,667	26,957	2,579	103,285
Debt securities at amortized cost, net of allowance for credit losses	6,444	23,449	16,052	5,855	5,498	12,386	62,145	95,852	(2)	227,679
Securities purchased under reverse repurchase agreements[2]	98,721	30,246	23,879	11,776	4,204	29	307	–	–	169,162
Loans
Residential mortgages	472	2,845	7,286	9,994	10,481	38,182	138,912	44,047	–	252,219
Consumer instalment and other personal	706	1,423	3,437	3,941	3,893	14,594	68,961	28,038	60,467	185,460
Credit card	–	–	–	–	–	–	–	–	32,334	32,334

Business and government	27,193	4,938	8,973	11,653	8,672	35,439	70,478	65,144	23,309	255,799

Total loans	28,371	9,206	19,696	25,588	23,046	88,215	278,351	137,229	116,110	725,812

Allowance for loan losses	–	–	–	–	–	–	–	–	(8,289)	(8,289)

Loans, net of allowance for loan losses	28,371	9,206	19,696	25,588	23,046	88,215	278,351	137,229	107,821	717,523
Customers’ liability under acceptances	12,699	2,036	204	2	–	–	–	–	–	14,941
Investment in Schwab	–	–	–	–	–	–	–	–	12,174	12,174
Goodwill[3]	–	–	–	–	–	–	–	–	17,148	17,148
Other intangibles[3]	–	–	–	–	–	–	–	–	2,125	2,125
Land, buildings, equipment, and other depreciable assets[3,4]	–	1	6	91	9	29	299	4,384	5,317	10,136
Deferred tax assets	–	–	–	–	–	–	–	–	2,444	2,444
Amounts receivable from brokers, dealers, and clients	33,951	–	–	–	–	–	–	–	–	33,951

Other assets	3,521	1,060	643	2,783	470	150	125	171	9,933	18,856
Total assets	$364,533	$83,731	$82,621	$64,424	$44,681	$144,520	$401,200	$310,176	$219,979	$1,715,865

Liabilities
Trading deposits	$1,802	$2,429	$2,065	$3,057	$1,639	$3,510	$3,455	$1,220	$–	$19,177
Derivatives	4,718	6,783	3,997	1,917	2,012	5,438	11,084	17,254	–	53,203
Securitization liabilities at fair value	–	608	243	652	345	2,495	6,706	2,669	–	13,718
Financial liabilities designated at fair value through profit or loss	18,654	7,290	12,563	15,892	5,251	–	4	11	–	59,665
Deposits[5,6]
Personal	6,240	8,996	9,139	9,550	7,288	10,095	7,923	37	565,932	625,200
Banks	12,870	1,592	313	56	28	–	4	5	14,101	28,969

Business and government	25,387	24,703	24,841	15,274	7,214	14,378	52,852	3,386	313,129	481,164

Total deposits	44,497	35,291	34,293	24,880	14,530	24,473	60,779	3,428	893,162	1,135,333
Acceptances	12,699	2,036	204	2	–	–	–	–	–	14,941
Obligations related to securities sold short[1]	698	1,095	993	823	707	4,888	9,789	14,986	1,020	34,999
Obligations related to securities sold under repurchase agreements[2]	122,433	23,944	30,879	1,791	4,952	4,873	4	–	–	188,876
Securitization liabilities at amortized cost	–	1,055	221	422	404	1,642	8,799	3,225	–	15,768
Amounts payable to brokers, dealers, and clients	35,143	–	–	–	–	–	–	–	–	35,143
Insurance-related liabilities	306	350	382	316	305	963	1,676	1,033	2,259	7,590

Other liabilities[4]	7,672	3,630	1,744	701	1,048	1,304	1,402	5,633	7,342	30,476

Subordinated notes and debentures	–	–	–	–	–	–	200	11,277	–	11,477

Equity	–	–	–	–	–	–	–	–	95,499	95,499
Total liabilities and equity	$248,622	$84,511	$87,584	$50,453	$31,193	$49,586	$103,898	$60,736	$999,282	$1,715,865
Off-balance sheet commitments
Credit and liquidity commitments[7,8]	$19,568	$23,526	$25,918	$20,089	$14,289	$43,760	$107,951	$4,343	$1,309	$260,753
Other commitments[9]	77	169	183	188	165	657	875	553	–	2,867

Unconsolidated structured entity commitments	903	342	1,367	227	408	–	–	–	–	3,247
Total off-balance sheet commitments	$20,548	$24,037	$27,468	$20,504	$14,862	$44,417	$108,826	$4,896	$1,309	$266,867

[1]	Amount has been recorded according to the remaining contractual maturity of the underlying security.
[2]	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
[3]	Certain non-financial assets have been recorded as having ‘no specific maturity’.
[4]

Upon adoption of Leases (IFRS16), right-of-use (ROU) assets recognized are included in ‘Land, buildings, equipment, and other depreciable assets’ and lease liabilities recognized are included in ‘Other liabilities’.

[5]	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
[6]

Includes $41 billion of covered bonds with remaining contractual maturities of $2 billion in ‘over 1 months to 3 months’, $3 billion in ‘over 3 months to 6 months’, $5 billion in ‘over 6 months to 9 months’, $4 billion in ‘over 9 months to 1 year’, $9 billion in ‘over 1 to 2 years’, $16 billion in ‘over 2 to 5 years’, and $2 billion in ‘over 5 years’.

[7]	Includes $290 million in commitments to extend credit to private equity investments.
[8]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
[9]	Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.